Bank and other Loans and Banking Facilities - Summary of Schedule of Long-Term Bank Loans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
Loan from Bank of China
Debt Instrument [Line Items]
Debt instrument, interest rate	6.072%
Debt instrument, maturity date	Nov. 07, 2028
Loan from Bank of Guangzhou
Debt Instrument [Line Items]
Debt instrument, interest rate	6.50%
Debt instrument, maturity date	Aug. 25, 2026
Loan from Shenzhen Rural Commercial Bank | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.50%
Debt instrument, maturity date	Dec. 26, 2032
Loan from Shenzhen Rural Commercial Bank | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	3.40%
Debt instrument, maturity date	Dec. 31, 2029
Loan from China Citic Bank
Debt Instrument [Line Items]
Debt instrument, interest rate	4.30%
Debt instrument, maturity date	Jul. 04, 2040